Goldman Sachs Real Estate Securities Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.27%	4.85%	6.13%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.64%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.17%)	5.38%	5.72%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(7.03%)	2.56%	2.49%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.84%	3.96%